Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Cumulative tax losses	$ 284,271	$ 264,751
Others	14,707	15,254
Total deferred tax assets	298,978	280,005
Less: Valuation allowance	(283,522)	(264,639)	$ (189,700)	$ (122,378)
Deferred tax assets	15,456	15,366
Deferred tax liabilities
Undistributed earnings from a PRC entity	1,478	2,686
Others	6	24
Deferred tax liabilities	$ 1,484	$ 2,710